Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Detailed Information About Cash and Cash Equivalents

	2019	2018	2017
Cash and banks	1,547,551	1,240,979	428,758
Short-term investments (Note 16)	1,019,609	3,223,021	6,793,164

Cash and cash equivalents	2,567,160	4,464,000	7,221,922